UNCONSOLIDATED EQUITY INVESTEE (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	2012	2011

Investment in unconsolidated joint venture	$-	$1,258,607

	2012	2011

Share of total assets	$-	$1,281,758

Share of total liabilities	$-	$23,151

Share of revenue	$-	$-

Share of net profits	$-	$-